Off-balance-sheet exposures	6 Months Ended
Jun. 30, 2024
Off-Balance-Sheet Exposures
Off-balance-sheet exposures	Off-balance-sheet exposures
The off-balance-sheet exposures related to balances representing loans commitments, financial guarantees and other commitments granted (recoverables and non recoverables).
Financial guarantees granted include financial guarantees contracts such as financial bank guarantees, credit derivatives, and risks arising from derivatives granted to third parties; non-financial guarantees include other guarantees and irrevocable documentary credits.
Loan and other commitments granted include all off-balance-sheet exposures, which are not classified as guarantees provided, including loans commitment granted.

	EUR million
	30-06-2024	31-12-2023
Loan commitments granted	290,151	279,589
Of which impaired	488	406
Financial guarantees granted	15,598	15,435
Of which impaired	497	578
Bank sureties	15,561	15,400
Credit derivatives sold	37	35
Other commitments granted	127,420	113,273
Of which impaired	486	542
Other granted guarantees	57,519	57,363
Other	69,901	55,910
The breakdown of the off-balance sheet exposure and impairment on 30 June 2024 and 31 December 2023 by impairment stages is EUR 413,251 million and EUR 398,243 million of exposure and EUR 274 million and EUR 302 million of impairment in stage 1, EUR 18,447 million and EUR 8,528 million of exposure and EUR 210 million and EUR 174 million of impairment in stage 2, and EUR 1,471 million and EUR 1,526 million of exposure and EUR 214 million and EUR 226 million of impairment in stage 3, respectively.